Schedule of Investments
November 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.95%
Australia–3.19%
Dexus	503,384	$4,171,838
Goodman Group	395,741	3,967,351
GPT Group (The)	705,611	2,939,678
Mirvac Group	2,326,817	5,314,597
Scentre Group	3,198,013	8,521,145
		24,914,609
Brazil–0.48%
BR Malls Participacoes S.A.	452,276	1,681,467
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	144,800	914,555
Multiplan Empreendimentos Imobiliarios S.A.	173,300	1,181,749
		3,777,771
Canada–3.00%
Allied Properties REIT	143,592	5,768,327
Canadian Apartment Properties REIT	93,770	3,905,260
H&R REIT	109,000	1,776,594
Killam Apartment REIT	287,260	4,312,252
SmartCentres REIT	245,900	5,948,029
Summit Industrial Income REIT	182,100	1,767,123
		23,477,585
Chile–0.07%
Parque Arauco S.A.	241,920	521,915
China–5.64%
Agile Group Holdings Ltd.	1,192,000	1,669,173
CapitaLand Retail China Trust	1,214,761	1,412,084
China Aoyuan Group Ltd.	217,000	310,552
China Evergrande Group	902,000	2,154,048
China Jinmao Holdings Group Ltd.	2,560,000	1,700,821
China Overseas Land & Investment Ltd.	2,045,700	6,861,084
China Resources Land Ltd.	1,207,377	5,224,627
China SCE Group Holdings Ltd.	2,498,000	1,190,436
China Vanke Co., Ltd., H Shares	790,300	2,959,535
CIFI Holdings Group Co., Ltd.	1,538,000	1,120,161
Country Garden Holdings Co. Ltd.	3,435,000	4,784,067
Guangzhou R&F Properties Co. Ltd., H Shares	334,000	561,421
Jiayuan International Group Ltd.	526,000	200,917
Logan Property Holdings Co. Ltd.	432,000	632,541
Longfor Group Holdings Ltd.(a)	718,500	2,943,484
Ronshine China Holdings Ltd.(b)	518,000	602,592
Shenzhen Investment Ltd.	2,100,000	826,349
Shimao Property Holdings Ltd.	526,500	1,908,062
SOHO China Ltd.	991,500	341,956
Sunac China Holdings Ltd.	947,000	4,616,163
Shares		Value
China–(continued)
Times China Holdings Ltd.	319,000	$600,009
Times China Holdings Ltd., Rts. expiring 12/31/2019(b)(c)	13,292	0
Times Neighborhood Holdings Ltd.(b)	122,692	75,795
Yanlord Land Group Ltd.	337,700	288,777
Yuexiu Property Co. Ltd.	5,482,000	1,169,654
		44,154,308
France–1.91%
Gecina S.A.	14,716	2,541,573
ICADE	39,719	3,974,818
Unibail-Rodamco-Westfield	53,603	8,376,860
Unibail-Rodamco-Westfield	304	47,529
		14,940,780
Germany–4.85%
Aroundtown S.A.	676,935	5,879,499
Deutsche Wohnen SE	161,640	6,313,717
Grand City Properties S.A.	261,132	6,059,456
LEG Immobilien AG	42,889	4,841,342
Vonovia SE	284,483	14,821,057
		37,915,071
Hong Kong–5.67%
CK Asset Holdings Ltd.	430,500	2,865,442
Hang Lung Properties Ltd.	1,828,000	3,745,209
K Wah International Holdings Ltd.	518,000	283,913
Kerry Properties Ltd.	213,500	688,753
Link REIT	1,391,500	14,230,394
Mapletree North Asia Commercial Trust	712,000	614,142
New World Development Co. Ltd.	3,718,000	4,854,969
Sino Land Co. Ltd.	2,064,000	3,095,883
Sun Hung Kai Properties Ltd.	595,100	8,660,396
Swire Properties Ltd.	681,000	2,118,572
Wharf Real Estate Investment Co. Ltd.	501,000	2,781,218
Yuexiu REIT	618,000	408,952
		44,347,843
India–0.25%
Ascendas India Trust	666,400	755,485
DLF Ltd.	130,996	401,543
Oberoi Realty Ltd.	115,818	833,747
		1,990,775
Indonesia–0.15%
PT Bumi Serpong Damai Tbk(b)	4,193,200	371,430
PT Pakuwon Jati Tbk	10,907,200	436,808
PT Summarecon Agung Tbk	5,194,800	375,942
		1,184,180

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Shares		Value
Japan–10.82%
Activia Properties, Inc.	773	$3,988,386
Comforia Residential REIT, Inc.	1,247	3,989,246
Daiwa House REIT Investment Corp.	1,089	2,979,786
Daiwa Office Investment Corp.	843	6,329,899
Invincible Investment Corp.	1,992	1,184,457
Japan Hotel REIT Investment Corp.	4,310	3,531,398
Japan Real Estate Investment Corp.	481	3,273,037
Japan Rental Housing Investments, Inc.	3,070	3,048,902
Japan Retail Fund Investment Corp.	1,337	3,044,246
LaSalle Logiport REIT	2,534	3,873,177
Mitsubishi Estate Co., Ltd.	325,200	5,968,670
Mitsui Fudosan Co., Ltd.	501,500	12,493,089
Mitsui Fudosan Logistics Park, Inc.	971	4,307,888
Mori Hills REIT Investment Corp.	2,297	3,722,920
Nippon Accommodations Fund, Inc.	441	2,772,881
Nomura Real Estate Holdings, Inc.	100,500	2,431,545
Nomura Real Estate Master Fund, Inc.	1,682	3,069,515
ORIX JREIT, Inc.	2,367	5,204,965
Sumitomo Realty & Development Co., Ltd.	120,900	4,218,194
Tokyu Fudosan Holdings Corp.	763,300	5,244,135
		84,676,336
Malaysia–0.14%
IOI Properties Group Bhd.	1,733,900	477,342
Mah Sing Group Bhd.	1,414,100	235,294
Sime Darby Property Bhd	2,096,600	393,950
		1,106,586
Malta–0.00%
BGP Holdings PLC, (Acquired 08/06/2009; Cost $0)(b)(c)	9,888,325	0
Mexico–0.52%
Fibra Uno Administracion S.A. de C.V.	1,386,900	2,125,789
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	901,400	1,240,245
PLA Administradora Industrial, S. de R.L. de C.V.	412,200	668,239
		4,034,273
Philippines–0.93%
Altus San Nicolas Corp.(b)(c)	22,307	2,280
Ayala Land, Inc.	2,992,700	2,679,520
Megaworld Corp.	18,102,200	1,578,043
SM Prime Holdings, Inc.	3,920,300	3,008,664
		7,268,507
Singapore–2.44%
Ascendas REIT	1,539,900	3,357,005
CapitaLand Commercial Trust	1,266,000	1,860,426
CapitaLand Ltd.	1,435,600	3,861,412
CapitaLand Mall Trust	1,267,800	2,335,739
City Developments Ltd.	291,100	2,204,722
Mapletree Commercial Trust	2,060,001	3,554,487
Shares		Value
Singapore–(continued)
Mapletree Logistics Trust	1,528,600	$1,888,697
		19,062,488
South Africa–0.69%
Growthpoint Properties Ltd.	1,551,244	2,415,566
Hyprop Investments Ltd.	170,569	686,057
Redefine Properties Ltd.	2,664,001	1,495,477
SA Corporate Real Estate Ltd.	3,554,091	783,678
		5,380,778
Spain–1.03%
Inmobiliaria Colonial Socimi, S.A.	303,000	3,821,932
Merlin Properties SOCIMI, S.A.	298,853	4,268,888
		8,090,820
Sweden–1.73%
Fabege AB	279,582	4,369,869
Hufvudstaden AB, Class A	246,323	4,485,192
Wihlborgs Fastigheter AB	281,442	4,713,140
		13,568,201
Switzerland–0.81%
Swiss Prime Site AG(b)	59,797	6,309,580
Thailand–0.41%
AP Thailand PCL, Foreign Shares	1,148,500	260,201
Central Pattana PCL, Foreign Shares	1,249,700	2,572,588
Origin Property PCL, Foreign Shares	374,600	85,466
Supalai PCL, Foreign Shares	162,100	93,268
Supalai PCL, NVDR	327,900	188,665
		3,200,188
Turkey–0.03%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	903,872	228,597
United Arab Emirates–0.06%
Emaar Malls PJSC	893,565	464,979
United Kingdom–4.37%
Assura PLC	3,416,170	3,346,394
Big Yellow Group PLC	173,322	2,476,205
Derwent London PLC	71,170	3,403,510
GCP Student Living PLC	533,255	1,288,577
Grainger PLC	688,065	2,522,830
Land Securities Group PLC	562,208	6,966,768
Segro PLC	628,370	7,248,994
Tritax Big Box REIT PLC	2,128,224	4,071,119
Workspace Group PLC	199,738	2,856,874
		34,181,271
United States–49.76%
Agree Realty Corp.	101,213	7,568,708
Alexandria Real Estate Equities, Inc.	43,505	7,070,433
American Assets Trust, Inc.	58,854	2,797,331
American Homes 4 Rent, Class A	299,023	7,986,904
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Shares		Value
United States–(continued)
American Tower Corp.	16,785	$3,592,494
Americold Realty Trust	196,108	7,377,583
AvalonBay Communities, Inc.	107,237	22,992,685
Boston Properties, Inc.	184,115	25,507,292
Camden Property Trust	48,110	5,366,670
CareTrust REIT, Inc.	103,124	2,153,229
CyrusOne, Inc.	120,404	7,501,169
Digital Realty Trust, Inc.	40,522	4,901,136
EastGroup Properties, Inc.	21,611	2,943,202
Empire State Realty Trust, Inc., Class A	282,358	3,941,718
EPR Properties	43,914	3,114,381
Equity LifeStyle Properties, Inc.	95,860	7,101,309
Essential Properties Realty Trust, Inc.	115,358	3,009,690
Essex Property Trust, Inc.	43,755	13,659,436
Extra Space Storage, Inc.	24,084	2,554,108
Federal Realty Investment Trust	43,789	5,783,213
Four Corners Property Trust, Inc.	60,802	1,721,913
Gaming and Leisure Properties, Inc.	59,875	2,526,725
Healthpeak Properties, Inc.	446,420	15,571,130
Hudson Pacific Properties, Inc.	316,391	11,326,798
Invitation Homes, Inc.	356,413	10,881,289
Macerich Co. (The)	215,355	5,799,510
Medical Properties Trust, Inc.	235,393	4,886,759
Mid-America Apartment Communities, Inc.	64,503	8,779,503
National Retail Properties, Inc.	1,330	74,134
Omega Healthcare Investors, Inc.	122,946	5,167,420
Park Hotels & Resorts, Inc.	211,422	5,000,130
Pebblebrook Hotel Trust	289,686	7,589,773
Prologis, Inc.	268,643	24,594,267
Public Storage	38,707	8,154,791
QTS Realty Trust, Inc., Class A	80,646	4,279,883
Shares		Value
United States–(continued)
Realty Income Corp.	48,078	$3,684,217
Regency Centers Corp.	116,295	7,563,827
Retail Opportunity Investments Corp.	265,742	4,847,134
Rexford Industrial Realty, Inc.	96,474	4,617,246
RLJ Lodging Trust	341,722	5,840,029
Simon Property Group, Inc.	97,246	14,704,568
STAG Industrial, Inc.	202,075	6,262,304
Sun Communities, Inc.	71,049	11,702,481
Sunstone Hotel Investors, Inc.	160,054	2,240,756
Terreno Realty Corp.	90,529	5,225,334
UDR, Inc.	175,053	8,411,297
Ventas, Inc.	330,062	19,245,915
VEREIT, Inc.	632,817	6,176,294
VICI Properties, Inc.	488,240	12,074,175
Vornado Realty Trust	112,943	7,292,729
Welltower, Inc.	72,234	6,108,829
		389,273,851
Total Common Stocks & Other Equity Interests (Cost $623,279,077)		774,071,292
Money Market Funds–0.80%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)	2,169,889	2,169,889
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)	1,622,744	1,623,394
Invesco Treasury Portfolio, Institutional Class, 1.52%(d)	2,479,874	2,479,874
Total Money Market Funds (Cost $6,273,156)		6,273,157
TOTAL INVESTMENTS IN SECURITIES—99.75% (Cost $629,552,233)		780,344,449
OTHER ASSETS LESS LIABILITIES–0.25%		1,963,887
NET ASSETS–100.00%		$782,308,336
Investment Abbreviations:
NVDR	– Non-Voting Depositary Receipt
REIT	– Real Estate Investment Trust
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $4,183,729, which represented less than 1% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$24,914,609	$—	$24,914,609
Brazil	3,777,771	—	—	3,777,771
Canada	23,477,585	—	—	23,477,585
Chile	521,915	—	—	521,915
China	75,795	44,078,513	0	44,154,308
France	47,529	14,893,251	—	14,940,780
Germany	—	37,915,071	—	37,915,071
Hong Kong	—	44,347,843	—	44,347,843
India	—	1,990,775	—	1,990,775
Indonesia	—	1,184,180	—	1,184,180
Japan	—	84,676,336	—	84,676,336
Malaysia	—	1,106,586	—	1,106,586
Malta	—	—	0	0
Mexico	4,034,273	—	—	4,034,273
Philippines	—	7,266,227	2,280	7,268,507
Singapore	—	19,062,488	—	19,062,488
South Africa	—	5,380,778	—	5,380,778
Spain	—	8,090,820	—	8,090,820
Sweden	—	13,568,201	—	13,568,201
Switzerland	—	6,309,580	—	6,309,580
Thailand	3,011,523	188,665	—	3,200,188
Turkey	—	228,597	—	228,597
United Arab Emirates	—	464,979	—	464,979
United Kingdom	—	34,181,271	—	34,181,271
United States	389,273,851	—	—	389,273,851
Money Market Funds	6,273,157	—	—	6,273,157
Total Investments	$430,493,399	$349,848,770	$2,280	$780,344,449
Invesco Global Real Estate Fund